Commitments and Contingencies (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Continuing operations	$ 171	$ 181	$ 242	$ 346
Discontinued operations		207	96	25
Total	$ 171	$ 388	$ 338	$ 371